SELECTED SUPPLEMENTARY STATEMENTS OF INCOME DATA	12 Months Ended
Dec. 31, 2019
Supplemental Income Statement Elements [Abstract]
SELECTED SUPPLEMENTARY STATEMENTS OF INCOME DATA
NOTE 15:-	SELECTED SUPPLEMENTARY STATEMENTS OF INCOME DATA

a.	Finance expense, net:

	Year ended December 31,
	2019	2018	2017

Finance expenses:

Interest in respect of short-term loans, credit cards and bank fees	3,342	3,591	3,518
Interest in respect of loans to related parties	568	585	608
Changes in derivatives fair value	-	193	2,237
Foreign exchange transactions losses	6,578	6,259	2,752

	10,488	10,628	9,115
Finance income:

Interest in respect of cash and cash equivalent and short-term bank deposits	1,018	1,472	1,035
Changes in derivatives fair value	33
Foreign exchange transactions gains	3,859	5,517	2,497

	4,910	6,989	3,532

Finance expenses, net	$5,578	$3,639	$5,583

b.	Net earnings per share:

The following table sets forth the computation of basic and diluted net earnings per share:

Numerator:

	Year ended December 31,
	2019	2018	2017
Net income attributable to controlling interest, as reported	$12,862	$24,405	$26,202
Adjustment to redemption value of non-controlling interest	-	203	(1,137)
Numerator for basic and diluted net income per share	$12,862	$24,608	$25,065

Denominator:

	Year ended December 31,
	2019	2018	2017

Denominator for basic income per share	34,384	34,358	34,334
Effect of dilutive stock based awards	76	51	52

Denominator for diluted income per share	34,460	34,409	34,386

Earnings Per Share:

	Year ended December 31,
	2019	2018	2017

Basic and diluted earnings per share	$0.37	$0.72	$0.73